BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Q1	3 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of Common Stock Equivalents Excluded From Diluted Net Loss Per Share Calculation
Common stock equivalents excluded from the diluted net loss per common share calculations are as follows:

	December 31,
	2023	2022
Stock options	2,511	983
Warrants	1,767	626
Restricted stock with repurchase rights	—	1,808
	4,278	3,417
Common stock equivalents excluded from the diluted net loss per common share calculations are as follows:

	March 31,
	2024	2023
Stock options	2,511	983
Warrants	792,196	1,140
Restricted stock with repurchase rights	—	1,803
	794,707	3,926